UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21294

MUNDER SERIES TRUST

(Exact name of registrant as specified in charter)

480 PIERCE STREET
BIRMINGHAM, MICHIGAN 48009

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

STEPHEN SHENKENBERG 480 PIERCE STREET BIRMINGHAM, MICHIGAN 48009	JANE KANTER DECHERT LLP 1775 I STREET, N.W. WASHINGTON, D.C. 20006

Registrant’s telephone number, including area code: (248) 647-9200

Date of fiscal year end: December 31

Date of reporting period: March 31, 2005

Item 1. Schedule of Investments.

Item 1. Schedule of Investments.
Portfolio of Investments
Item 2. Controls and Procedures.
Item 3. Exhibits.
SIGNATURES
Exhibit Index
Certification of Enrique Chang, P & PEO and Peter K. Hoglund, VP & PFO

Munder S&P® MidCap Index Equity Fund

Portfolio of Investments, March 31, 2005 (Unaudited) (a)

Shares		Value(b)

COMMON STOCKS — 99.8%
Consumer Discretionary — 19.1%
Auto Components — 1.1%
6,476	ArvinMeritor, Inc.	$100,184
1,473	Bandag, Inc.(f)	69,201
5,195	BorgWarner Inc.	252,893
7,149	Gentex Corporation(f)	228,053
6,146	Lear Corporation	272,636
2,976	Modine Manufacturing Company	87,286

		1,010,253

Automobiles — 0.1%
4,269	Thor Industries, Inc.(f)	127,686

Hotels, Restaurants & Leisure — 3.4%
7,413	Applebee’s International, Inc.	204,302
3,250	Bob Evans Farms, Inc.	76,212
6,067	Boyd Gaming Corporation	316,394
8,088	Brinker International, Inc.†	292,947
28,886	Caesars Entertainment, Inc.†,(h)	571,654
4,416	CBRL Group, Inc.	182,381
7,162	Cheesecake Factory, Incorporated (The)†	253,893
10,684	Gtech Holdings Corporation	251,395
4,059	International Speedway Corporation, Class A	220,201
5,721	Krispy Kreme Doughnuts, Inc.†,(f)	43,651
6,166	Mandalay Resort Group	434,641
6,267	Outback Steakhouse, Inc.	286,966
5,879	Ruby Tuesday, Inc.(f)	142,801

		3,277,438

Household Durables — 4.2%
6,379	American Greetings Corporation, Class A(f)	162,537
3,184	Blyth, Inc.	101,378
26,953	D.R. Horton, Inc.(h)	788,106
4,849	Furniture Brands International, Inc.(f)	105,757
5,907	Harman International Industries, Inc.(h)	522,533
4,445	Hovnanian Enterprises, Inc., Class A†,(h)	226,695
13,302	Lennar Corporation, Class A	753,957
5,473	Mohawk Industries, Inc.†,(h)	461,374
4,331	Ryland Group, Inc. (The)(f)	268,609
5,675	Toll Brothers, Inc.†	447,474
5,164	Tupperware Corporation(f)	105,139

		3,943,559

1

Leisure Equipment & Products — 0.1%
6,550	Callaway Golf Company(f)	83,840

Media — 2.4%
9,885	Belo Corp., Class A	238,624
4,558	Catalina Marketing Corporation(f)	118,052
4,669	Emmis Communications Corporation, Class A†	89,738
4,087	Entercom Communications Corporation†	145,170
6,563	Harte-Hanks, Inc.	180,876
4,162	Lee Enterprises Incorporated	180,631
2,159	Media General, Inc., Class A	133,534
9,155	Readers Digest Association, Inc. (The)	158,473
3,414	Scholastic Corporation†	125,943
4,746	Valassis Communications, Inc.†	165,920
672	Washington Post Company (The), Class B(h)	600,768
8,161	Westwood One, Inc.†	166,077

		2,303,806

Multiline Retail — 1.1%
5,390	99 Cents Only Stores†,(f)	70,986
10,408	Dollar Tree Stores, Inc.†	299,022
4,469	Neiman Marcus Group, Inc. (The), Class A	408,958
12,827	Saks, Inc.	231,528

		1,010,494

Specialty Retail — 6.5%
7,968	Abercrombie & Fitch Co., Class A	456,088
6,741	Advance Auto Parts, Inc.†	340,083
5,139	Aeropostale, Inc.†	168,302
12,162	American Eagle Outfitters, Inc.	359,387
6,509	AnnTaylor Stores Corporation†	166,565
5,856	Barnes & Noble, Inc.†	201,973
6,915	Borders Group, Inc.	184,077
9,566	CarMax, Inc.†	301,329
16,416	Chico’s FAS, Inc.†,(h)	463,916
9,087	Claire’s Stores, Inc.	209,365
14,347	Foot Locker, Inc.	420,367
12,402	Michaels Stores, Inc.	450,193
4,864	O’Reilly Automotive, Inc.†	240,914
6,776	Pacific Sunwear of California, Inc.†	189,593
6,235	Payless Shoesource, Inc.†	98,451
13,425	PETsMART, Inc.	385,969
7,927	Pier 1 Imports, Inc.	144,509
4,071	Regis Corporation	166,626
6,451	Rent-A-Center, Inc.†	176,177
13,470	Ross Stores, Inc.	392,516
5,999	Urban Outfitters, Inc.†	287,772
10,764	Williams-Sonoma, Inc.†	395,577

		6,199,749

2

Textiles, Apparel & Luxury Goods — 0.2%
2,857	Timberland Company (The), Class A†	202,647

Total Consumer Discretionary		18,159,472

Consumer Staples — 4.6%
Beverages — 0.8%
9,496	Constellation Brands, Inc., Class A†,(h)	502,054
9,720	PepsiAmericas, Inc.	220,255

		722,309

Food & Staples Retailing — 1.0%
6,388	BJ’s Wholesale Club, Inc.†	198,411
4,136	Ruddick Corporation	95,748
5,914	Whole Foods Market, Inc.(h)	603,997

		898,156

Food Products — 2.1%
13,704	Dean Foods Company†,(h)	470,047
9,652	Hormel Foods Corporation	300,274
5,341	J.M. Smucker Company (The)	268,652
2,829	Lancaster Colony Corporation	120,374
9,240	Smithfield Foods, Inc.†	291,522
3,899	Tootsie Roll Industries, Inc.	116,963
27,964	Tyson Foods, Inc., Class A(h)	466,440

		2,034,272

Household Products — 0.6%
5,791	Church & Dwight Co., Inc.(f)	205,407
6,510	Energizer Holdings, Inc.†	389,298

		594,705

Tobacco — 0.1%
2,362	Universal Corporation	108,109

Total Consumer Staples		4,357,551

Energy — 7.5%
Energy Equipment & Services — 4.0%
4,957	Cooper Cameron Corporation†	283,590
13,934	ENSCO International Incorporated(h)	524,754
6,265	FMC Technologies, Inc.†	207,873
11,349	Grant Prideco, Inc.†	274,192
7,155	Hanover Compressor Company†,(f)	86,361
4,650	Helmerich & Payne, Inc.	184,558
15,482	Patterson-UTI Energy, Inc.	387,360
11,672	Pride International, Inc.†	289,932
9,755	Smith International, Inc.(h)	611,931
5,596	Tidewater, Inc.(f)	217,461
12,728	Weatherford International, Ltd.†,(h)	737,460

		3,805,472

3

Oil & Gas — 3.5%
5,046	Forest Oil Corporation†,(f)	204,363
8,012	Murphy Oil Corporation(h)	791,025
5,778	Newfield Exploration Company†	429,074
5,392	Noble Energy, Inc.(f)	366,764
3,212	Overseas Shipholding Group, Inc.	202,067
13,342	Pioneer Natural Resources Company(h)	569,970
7,041	Plains Exploration & Production Company†	245,731
5,820	Pogo Producing Company	286,577
5,889	Western Gas Resources, Inc.	202,876

		3,298,447

Total Energy		7,103,919

Financials — 17.1%
Capital Markets — 2.7%
6,962	A.G. Edwards, Inc.	311,897
12,240	Eaton Vance Corporation	286,906
6,160	Investors Financial Services Corp.(f)	301,286
4,708	Jefferies Group, Inc.	177,397
5,229	LaBranche & Company, Inc.†,(f)	48,630
9,994	Legg Mason, Inc.(h)	780,931
6,067	Raymond James Financial, Inc.	183,830
7,689	SEI Investments Company	278,034
7,566	Waddell & Reed Financial, Inc., Class A	149,353

		2,518,264

Commercial Banks — 4.0%
11,853	Associated Banc Corporation	370,169
4,937	Bank of Hawaii Corporation	223,449
4,112	City National Corporation	287,100
13,390	Colonial BancGroup, Inc.	274,763
14,584	Commerce Bancorp, Inc.(f)	473,542
4,440	Cullen/ Frost Bankers, Inc.	200,466
7,754	FirstMerit Corporation	207,497
4,717	Greater Bay Bancorp(f)	115,142
14,279	Hibernia Corporation, Class A	457,071
7,313	Mercantile Bankshares Corporation	371,939
3,323	Silicon Valley Bancshares†,(f)	146,411
11,652	TCF Financial Corporation	316,352
3,083	Westamerica Bancorporation	159,607
6,149	Wilmington Trust Corporation	215,830

		3,819,338

Consumer Finance — 0.5%
14,008	AmeriCredit Corp.†	328,348
7,925	MoneyGram International Inc.	149,703

		478,051

4

Diversified Financial Services — 0.5%
4,541	GATX Corporation	150,716
8,656	Leucadia National Corporation(f)	297,333

		448,049

Insurance — 4.3%
4,867	Allmerica Financial Corporation†	174,969
5,370	American Financial Group, Inc.(f)	165,396
3,591	AmerUs Group Co.,(f)	169,675
8,456	Arthur J. Gallagher & Company	243,533
5,750	Brown & Brown, Inc.	265,017
5,190	Everest Re Group, Ltd.	441,721
16,054	Fidelity National Financial, Inc.(h)	528,819
7,545	First American Corporation	248,532
6,199	HCC Insurance Holdings, Inc.	224,156
3,898	Horace Mann Educators Corporation	69,150
5,773	Ohio Casualty Corporation†,(f)	132,663
16,737	Old Republic International Corporation	389,805
6,382	Protective Life Corporation	250,813
2,585	StanCorp Financial Group, Inc.	219,156
5,285	Unitrin, Inc.	239,939
7,331	W. R. Berkley Corporation	363,618

		4,126,962

Real Estate — 2.7%
7,696	AMB Property Corporation, REIT	290,909
9,884	Developers Diversified Realty Corporation, REIT	392,889
4,911	Highwoods Properties, Inc., REIT	131,713
5,832	Hospitality Properties Trust, REIT	235,496
7,898	Liberty Property Trust, REIT	308,417
5,221	Mack-Cali Realty Corporation, REIT	221,109
9,504	New Plan Excel Realty Trust, Inc., REIT	238,646
4,585	Rayonier, Inc., REIT,(f)	227,095
12,555	United Dominion Realty Trust, Inc., REIT	262,023
7,767	Weingarten Realty Investors, REIT	268,039

		2,576,336

Thrifts & Mortgage Finance — 2.4%
9,461	Astoria Financial Corporation	239,363
7,194	Independence Community Bank Corp.	280,566
5,745	IndyMac Bancorp, Inc.	195,330
22,419	New York Community Bancorp, Inc.(f)	407,129
8,678	PMI Group, Inc. (The)	329,851
8,098	Radian Group, Inc.	386,599
7,959	Washington Federal, Inc.	185,524
4,944	Webster Financial Corporation	224,507

		2,248,869

Total Financials		16,215,869

5

Health Care — 11.7%
Biotechnology — 1.7%
5,329	Cephalon, Inc.†,(f)	249,557
6,063	Charles River Laboratories International, Inc.†	285,203
4,742	Invitrogen Corporation†	328,146
2,900	Martek Biosciences Corporation†,(f)	168,751
28,204	Millennium Pharmaceuticals, Inc.†	237,478
9,646	Protein Design Labs, Inc.†,(f)	154,240
3,488	Techne Corporation†	140,148
7,431	Vertex Pharmaceuticals Incorporated†,(f)	69,554

		1,633,077

Health Care Equipment & Supplies — 2.9%
5,714	Beckman Coulter, Inc.	379,695
10,470	Cytyc Corporation†	240,915
6,971	Dentsply International, Inc.	379,292
5,462	Edwards Lifesciences Corporation†	236,068
4,600	Gen-Probe Incorporated†	204,976
5,435	Hillenbrand Industries, Inc.	301,479
3,306	INAMED Corporation†	231,023
6,346	STERIS Corporation†	160,237
12,325	Varian Medical Systems, Inc.†,(h)	422,501
3,186	Varian, Inc.†	120,718
4,560	VISX, Inc.†	106,886

		2,783,790

Health Care Providers & Services — 5.2%
4,432	Apria Healthcare Group, Inc.†	142,267
6,078	Community Health Systems, Inc.†	212,183
5,798	Covance, Inc.†	276,043
9,808	Coventry Health Care, Inc.†,(h)	668,317
10,244	Health Net, Inc., Class A†	335,081
7,992	Henry Schein, Inc.†	286,433
3,313	LifePoint Hospitals, Inc.†,(f)	145,242
9,260	Lincare Holdings, Inc.†	409,570
9,576	Omnicare, Inc.	339,469
7,944	PacifiCare Health Systems, Inc.†,(h)	452,173
12,675	Patterson Companies, Inc.†,(f)	633,116
6,250	Renal Care Group, Inc.†	237,125
7,228	Triad Hospitals, Inc.†	362,123
5,338	Universal Health Services, Inc., Class B	279,711
7,017	VCA Antech, Inc.†	141,954

		4,920,807

Pharmaceuticals — 1.9%
8,488	Barr Pharmaceuticals, Inc.†,(h)	414,469
20,303	IVAX Corporation†	401,390
3,097	Par Pharmaceutical Companies, Inc.†,(f)	103,564
8,172	Perrigo Company(f)	156,494

6

9,664	Sepracor Inc.†,(h)	554,810
8,429	Valeant Pharmaceuticals International	189,821

		1,820,548

Total Health Care		11,158,222

Industrials — 12.8%
Aerospace & Defense — 0.8%
3,523	Alliant Techsystems Inc.†	251,718
6,069	Precision Castparts Corporation(h)	467,374
774	Sequa Corporation, Class A†,(f)	40,132

		759,224

Air Freight & Logistics — 1.0%
7,863	C.H. Robinson Worldwide, Inc.	405,180
9,821	Expeditors International of Washington, Inc.(h)	525,915

		931,095

Airlines — 0.3%
7,908	AirTran Holdings, Inc.†,(f)	71,567
2,413	Alaska Air Group, Inc.†,(f)	71,039
9,006	JetBlue Airways Corporation†,(f)	171,474

		314,080

Building Products — 0.2%
3,857	York International Corporation	151,117

Commercial Services & Supplies — 4.6%
8,474	ADESA, Inc.	197,953
2,293	Banta Corporation	98,140
5,260	Brink’s Company (The)	181,996
9,389	Career Education Corporation†	321,667
8,143	ChoicePoint, Inc.†	326,616
7,359	Copart, Inc.†	173,378
8,307	Corinthian Colleges, Inc.†	130,586
4,607	Deluxe Corporation	183,635
5,986	DeVry, Inc.†,(f)	113,255
6,388	Dun & Bradstreet Corporation†	392,543
6,309	Education Management Corporation†	176,337
6,406	Herman Miller, Inc.	192,949
4,796	HNI Corporation	215,580
4,248	ITT Educational Services, Incorporated†	206,028
2,541	Kelly Services, Inc., Class A	73,155
3,169	Korn/ Ferry International†,(f)	60,306
4,532	Laureate Education, Inc.†	193,924
8,310	Manpower, Inc.	361,651
12,900	Republic Services, Inc.	431,892
4,527	Rollins, Inc.	84,202
4,415	Sotheby’s Holdings, Inc., Class A†	74,878
4,082	Stericycle, Inc.†	180,425

		4,371,096

7

Construction & Engineering — 0.6%
4,446	Dycom Industries, Inc.†,(f)	102,214
3,364	Granite Construction, Inc.(f)	88,372
5,213	Jacobs Engineering Group, Inc.†	270,659
8,938	Quanta Services, Inc.†,(f)	68,197

		529,442

Electrical Equipment — 0.8%
6,379	AMETEK, Inc.	256,755
5,626	Hubbell Incorporated, Class B	287,489
5,515	Thomas & Betts Corporation†	178,134

		722,378

Industrial Conglomerates — 0.4%
2,888	Carlisle Companies Incorporated	201,496
3,516	Teleflex, Inc.(f)	179,949

		381,445

Machinery — 2.4%
8,321	AGCO Corporation†	151,858
5,050	Crane Co.	145,390
7,024	Donaldson Company, Inc.	226,735
4,394	Federal Signal Corporation(f)	66,657
5,095	Flowserve Corporation†	131,808
6,348	Graco, Inc.	256,205
3,825	Harsco Corporation	228,008
3,461	Kennametal, Inc.	164,363
3,053	Nordson Corporation	112,411
9,289	Pentair, Inc.	362,271
6,921	SPX Corporation	299,541
1,663	Tecumseh Products Company, Class A	65,871
3,930	Trinity Industries, Inc.(f)	110,708

		2,321,826

Marine — 0.2%
4,032	Alexander & Baldwin, Inc.	166,118

Road & Rail — 1.0%
4,791	CNF, Inc.	224,171
6,329	J.B. Hunt Transport Services, Inc.	277,020
5,691	Swift Transportation Company, Inc.†	125,999
5,778	Werner Enterprises, Inc.	112,267
4,500	Yellow Roadway Corporation†	263,430

		1,002,887

Trading Companies & Distributors — 0.5%
6,260	Fastenal Company(f)	346,241
6,625	United Rentals, Inc.†	133,891

		480,132

Total Industrials		12,130,840

8

Information Technology — 13.9%
Communications Equipment — 1.6%
35,011	3Com Corporation†	124,639
6,313	ADTRAN, Inc.	111,361
4,593	Avocent Corporation†	117,857
4,695	CommScope, Inc.†,(f)	70,237
3,400	F5 Networks, Inc.†	171,666
12,194	Harris Corporation	398,134
4,521	Plantronics, Inc.	172,160
9,012	Polycom, Inc.†	152,754
9,195	Powerwave Technologies, Inc.†,(f)	71,169
9,540	UTStarcom, Inc.†,(f)	104,463

		1,494,440

Computers & Peripherals — 1.3%
6,606	Diebold, Inc.	362,339
3,112	Imation Corporation	108,142
10,946	McDATA Corporation, Class A†,(f)	41,266
15,007	SanDisk Corporation†	417,195
9,844	Storage Technology Corporation†	303,195

		1,232,137

Electronic Equipment & Instruments — 2.0%
8,117	Amphenol Corporation, Class A	300,654
10,686	Arrow Electronics, Inc.†	270,890
11,106	Avnet, Inc.†	204,573
6,828	CDW Corporation	387,011
7,997	KEMET Corporation†,(f)	61,977
6,108	National Instruments Corporation	165,221
3,956	Newport Corporation†,(f)	57,322
3,986	Plexus Corporation†	45,879
5,374	Tech Data Corporation†	199,160
15,317	Vishay Intertechnology, Inc.†	190,390

		1,883,077

Information Technology Services — 2.8%
7,867	Acxiom Corporation	164,656
6,054	Alliance Data Systems Corporation†	244,582
11,075	BISYS Group, Inc. (The)†	173,656
13,754	Ceridian Corporation†	234,506
5,706	Certegy, Inc.	197,542
7,716	CheckFree Corporation†	314,504
12,226	Cognizant Technology Solutions Corporation, Class A†,(h)	564,841
4,726	CSG Systems International, Inc.†	76,986
6,988	DST Systems, Inc.†,(f)	322,706
7,817	Gartner, Inc., Class A†,(f)	74,809
5,151	Keane, Inc.(f)	67,117

9

9,394	MPS Group, Inc.†	98,731
7,794	Titan Corporation†	141,539

		2,676,175

Internet Software & Services — 0.1%
5,150	Retek, Inc.†	57,783

Office Electronics — 0.3%
6,622	Zebra Technologies Corporation, Class A†	314,479

Semiconductors & Semiconductor Equipment — 3.0%
41,212	Atmel Corporation†	121,575
2,233	Cabot Microelectronics Corporation†,(f)	70,072
8,428	Credence Systems Corporation†,(f)	66,666
7,047	Cree, Inc.†,(f)	153,272
11,794	Cypress Semiconductor Corporation†,(f)	148,604
10,995	Fairchild Semiconductor International, Inc.†	168,553
6,467	Integrated Circuit Systems, Inc.†	123,649
9,641	Integrated Device Technology, Inc.†	115,981
6,183	International Rectifier Corporation†	281,327
13,791	Intersil Corporation, Class A	238,860
12,879	Lam Research Corporation†	371,688
10,449	Lattice Semiconductor Corporation†,(f)	56,111
5,597	LTX Corporation†,(f)	24,851
7,267	Micrel, Inc.†	67,002
19,020	Microchip Technology, Inc.(h)	494,710
17,205	RF Micro Devices, Inc.†	89,810
6,759	Semtech Corporation†	120,783
4,118	Silicon Laboratories, Inc.†,(f)	122,346
12,612	TriQuint Semiconductor, Inc.†,(f)	42,629

		2,878,489

Software — 2.8%
17,476	Activision, Inc.†	258,645
2,563	Advent Software, Inc.†	46,595
5,442	Ascential Software Corporation†	100,840
24,900	Cadence Design Systems, Inc.†	372,255
6,181	Fair Isaac Corporation	212,874
7,411	Jack Henry & Associates, Inc.	133,324
6,743	Macromedia, Inc.†	225,890
4,582	Macrovision Corporation†	104,424
14,755	MCAFEE, Inc.†	332,873
7,009	Mentor Graphics Corporation†,(f)	96,023
5,342	Reynolds & Reynolds Company (The), Class A	144,555
6,387	RSA Security, Inc.†	101,234
8,761	Sybase, Inc.†	161,728
13,359	Synopsys, Inc.†	241,798

10

3,280	Transaction Systems Architects, Inc., Class A†	75,932
7,138	Wind River Systems, Inc.†,(f)	107,641

		2,716,631

Total Information Technology		13,253,211

Materials — 5.4%
Chemicals — 3.0%
6,407	Airgas, Inc.	153,063
4,221	Albemarle Corporation	153,476
5,816	Cabot Corporation	194,429
10,563	Crompton Corporation(f)	154,220
3,996	Cytec Industries, Inc.	216,783
3,896	Ferro Corporation	73,323
3,434	FMC Corporation†	183,547
6,178	Lubrizol Corporation	251,074
19,980	Lyondell Chemical Company(h)	557,842
1,897	Minerals Technologies, Inc.	124,785
6,567	Olin Corporation	146,444
10,745	RPM International, Inc.	196,419
2,585	Scotts Company (The)†	181,544
4,356	Sensient Technologies Corporation	93,915
4,758	Valspar Corporation(f)	221,437

		2,902,301

Construction Materials — 0.3%
4,382	Martin Marietta Materials, Inc.	245,042

Containers & Packaging — 0.6%
4,724	Longview Fibre Company	88,622
7,787	Packaging Corporation of America	189,146
9,114	Sonoco Products Company	262,939

		540,707

Metals & Mining — 1.1%
5,787	Arch Coal, Inc.	248,899
10,882	Peabody Energy Corporation(h)	504,490
4,096	Steel Dynamics, Inc.(f)	141,107
7,305	Worthington Industries, Inc.	140,840

		1,035,336

Paper & Forest Products — 0.4%
5,137	Bowater, Inc.	193,511
3,419	P.H. Glatfelter Company	50,430
2,631	Potlatch Corporation(f)	123,841

		367,782

Total Materials		5,091,168

Telecommunication Services — 0.5%
Diversified Telecommunication Services — 0.1%
22,590	Cincinnati Bell, Inc.†	96,007

11

Wireless Telecommunication Services — 0.4%
5,033	Telephone & Data Systems, Inc.(h)	410,693

Total Telecommunication Services		506,700

Utilities — 7.2%
Electric Utilities — 3.6%
10,649	Alliant Energy Corporation	285,180
2,939	Black Hills Corporation(f)	97,193
11,678	DPL, Inc.	291,950
7,116	Duquesne Light Holdings, Inc.(f)	127,519
6,829	Great Plains Energy, Inc.(f)	208,831
7,432	Hawaiian Electric Industries, Inc.(f)	189,665
3,873	Idacorp, Inc.	109,877
11,789	Northeast Utilities	227,174
4,863	NSTAR	264,061
8,273	OGE Energy Corporation	222,957
17,263	Pepco Holdings, Inc.	362,350
5,874	PNM Resources, Inc.	156,718
9,173	Puget Energy, Inc.	202,173
10,762	Sierra Pacific Resources†,(f)	115,691
7,926	Westar Energy, Inc.	171,519
10,716	Wisconsin Energy Corporation	380,418

		3,413,276

Gas Utilities — 0.4%
7,099	AGL Resources, Inc.	247,968
4,452	WGL Holdings, Inc.(f)	137,834

		385,802

Multi-Utilities & Unregulated Power — 3.0%
22,193	Aquila, Inc.†,(f)	84,999
13,466	Energy East Corporation	353,079
5,587	Equitable Resources, Inc.	320,917
10,836	MDU Resources Group, Inc.	299,290
7,155	National Fuel Gas Company(f)	204,561
9,590	ONEOK, Inc.	295,564
7,747	Questar Corporation	459,010
10,390	SCANA Corporation	397,106
7,016	Vectren Corporation	186,906
3,490	WPS Resources Corporation(f)	184,691

		2,786,123

12

Water Utilities — 0.2%
8,552	Aqua America, Inc.	208,327

Total Utilities		6,793,528

TOTAL COMMON STOCKS
(Cost $69,891,244)		94,770,480

Principal Amount

U.S. TREASURY BILL — 0.5%
(Cost $494,642)
$500,000	2.760%, due 08/18/2005(g),(h)	494,642

Shares

COLLATERAL FOR SECURITIES ON LOAN(c) — 10.8%
(Cost $10,308,041)
10,308,041	State Street Navigator Securities Lending Trust — Prime Portfolio(d)	10,308,041

TOTAL INVESTMENTS
(Cost $80,693,927)(e)	111.1%	$105,573,163

†	Non-income producing security.

(a)	All percentages are based on net assets of the Munder S&P® MidCap Index Equity Fund (the “Fund”) as of March 31, 2005.

(b)	The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Equity securities are generally valued at the last quoted sales price on the primary market or exchange where such securities are traded or the official close price of such exchange. In certain circumstances, however, securities held by the Fund may be valued using the last reported market quotation, if using such market quotation will not materially affect the Fund’s net asset value. Securities for which current market quotations are not readily available are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information and/or prices of comparable, publicly-traded securities information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on a trade date basis.

(c)	The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral at least equal to 100% of securities loaned at the close of business on the preceding business day. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

(d)	As of March 31, 2005, the market value of the securities on loan is $10,084,002.

(e)	At March 31, 2005, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $27,491,522 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $2,612,286 and net appreciation for financial reporting purposes was

13

$24,879,236. At March 31, 2005, aggregate cost for financial reporting purposes was $80,693,927.

(f)	Security, or a portion thereof, is on loan.

(g)	Rate represents annualized yield at date of purchase.

(h)	Security, or a portion thereof, pledged as collateral for futures contracts.

ABBREVIATION:

REIT — Real Estate Investment Trust

14

Munder S&P® SmallCap Index Equity Fund

Portfolio of Investments, March 31, 2005 (Unaudited) (a)

Shares		Value(b)

COMMON STOCKS — 97.6%
Consumer Discretionary — 17.3%
Auto Components — 0.2%
3,500	Midas, Inc.†	$79,905
3,550	Standard Motor Products, Inc.(g)	41,535
5,800	Superior Industries International, Inc.(g)	153,178

		274,618

Automobiles — 0.4%
3,580	Coachmen Industries, Inc.(g)	48,688
13,150	Fleetwood Enterprises, Inc.†,(g)	114,405
6,990	Monaco Coach Corporation(g)	112,889
7,180	Winnebago Industries, Inc.(g)	226,888

		502,870

Distributors — 0.2%
4,100	Advanced Marketing Services, Inc.†,(g)	24,600
3,230	Building Materials Holdings Corporation	143,670

		168,270

Hotels, Restaurants & Leisure — 3.9%
6,600	Argosy Gaming Company†	303,072
8,200	Aztar Corporation†	234,192
8,100	Bally Total Fitness Holding Corporation†,(g)	28,188
8,635	CEC Entertainment, Inc.†	316,041
4,710	IHOP Corporation(g)	224,573
8,590	Jack in the Box, Inc.†	318,689
5,680	Landry’s Restaurants, Inc.	164,266
4,650	Lone Star Steakhouse & Saloon, Inc.	134,408
6,500	Marcus Corporation (The)	133,250
6,600	Multimedia Games, Inc.†,(g)	51,216
5,050	O’Charley’s, Inc.†,(g)	109,787
6,100	P. F. Chang’s China Bistro, Inc.†,(g)	364,780
7,140	Panera Bread Company, Class A†,(g)	403,624
3,300	Papa John’s International, Inc.†,(g)	114,576
9,450	Pinnacle Entertainment, Inc.†	157,815
8,100	RARE Hospitality International, Inc.†	250,128
9,885	Ryan’s Restaurant Group, Inc.†	143,629
8,400	Shuffle Master, Inc.†,(g)	243,264
14,227	Sonic Corporation†,(i)	475,182
6,537	Steak n Shake Company (The)	126,491

13,000	Triarc Companies, Inc., Class B(g)	179,790
6,200	WMS Industries, Inc.†, (g)	174,592

		4,651,553

Household Durables — 3.0%
5,300	Applica, Inc.†	26,818
2,630	Bassett Furniture Industries, Inc.(g)	51,811
17,150	Champion Enterprises, Inc.†, (g)	161,210
3,200	Department 56, Inc.†	55,872
3,370	Enesco Group, Inc.†,(g)	22,410
8,350	Ethan Allen Interiors, Inc.(g)	267,200
6,340	Fedders Corporation(g)	17,625
11,540	Interface, Inc., Class A†	78,703
12,300	La-Z-Boy, Inc.(g)	171,339
3,260	Libbey, Inc.	68,460
8,941	M.D.C. Holdings, Inc.(i)	622,741
5,500	Meritage Corporation†	324,060
1,340	National Presto Industries, Inc.	54,002
1,300	NVR, Inc.†,(i)	1,020,500
3,940	Russ Berrie & Company, Inc.(g)	75,451
1,770	Skyline Corporation	68,127
8,040	Standard Pacific Corporation(i)	580,408

		3,666,737

Internet & Catalog Retail — 0.2%
11,695	Insight Enterprises, Inc.†	205,364
4,450	J. Jill Group, Inc. (The)†,(g)	61,232

		266,596

Leisure Equipment & Products — 1.5%
4,390	Action Performance Companies, Inc.(g)	58,080
3,740	Arctic Cat, Inc.	101,204
6,190	JAKKS Pacific, Inc.†,(g)	132,899
11,070	K2, Inc.†,(g)	152,213
4,000	Meade Instruments Corporation†	11,640
7,400	Nautilus Group, Inc. (The)(g)	175,824
10,120	Polaris Industries, Inc.(g)	710,728
12,405	SCP Pool Corporation	395,223
5,680	Sturm Ruger & Company, Inc.	39,362

		1,777,173

Media — 0.6%
3,200	4Kids Entertainment, Inc.†, (g)	70,752
7,390	ADVO, Inc.	276,755
7,400	Arbitron, Inc.	317,460
3,090	Thomas Nelson, Inc.	73,079

		738,046

Multiline Retail — 0.3%
9,350	Fred’s, Inc., Class A(g)	160,540
7,000	Shopko Stores, Inc.†, (g)	155,540

		316,080

Specialty Retail — 5.1%
10,472	Aaron Rents, Inc.	209,440
7,500	Burlington Coat Factory Warehouse Corporation	215,250
4,870	Cato Corporation, Class A	157,057
4,900	Children’s Place Retail Stores, Inc. (The)†	233,975
8,450	Christopher & Banks Corporation	148,720
5,130	Cost Plus, Inc.†	137,894
6,170	Dress Barn (The)†,(g)	112,417
4,200	Electronics Boutique Holdings Corporation†,(g)	180,474
10,900	Finish Line, Inc. (The), Class A	252,335
12,000	GameStop Corp, Class B†	267,600
5,300	Genesco, Inc.†	150,626
6,240	Goody’s Family Clothing, Inc.	56,347
5,460	Group 1 Automotive, Inc.†	143,598
6,000	Guitar Center, Inc.†	328,980
7,290	Gymboree Corporation†	91,417
4,480	Hancock Fabrics, Inc.(g)	33,331
5,300	Haverty Furniture Companies, Inc.	80,825
5,500	Hibbett Sporting Goods, Inc.†	165,220
10,775	Hot Topic, Inc.†	235,434
5,420	Jo-Ann Stores, Inc.†	152,248
10,640	Linens ’N Things, Inc.†	264,191
8,090	Men’s Wearhouse, Inc. (The)†	341,479
6,700	Movie Gallery, Inc.(g)	192,156
13,500	Pep Boys — Manny, Moe & Jack (The)(g)	237,330
8,700	Select Comfort Corporation†,(g)	177,828
8,500	Sonic Automotive, Inc., Class A(g)	193,035
4,300	Stage Stores, Inc.†	165,077
8,000	Stein Mart, Inc.†	180,000
5,260	TBC Corporation†	146,544
8,200	Too, Inc.†	202,294
8,300	Tractor Supply Company†,(g)	362,295
12,140	Zale Corporation†	360,801

		6,176,218

Textiles, Apparel & Luxury Goods — 1.9%
3,280	Ashworth, Inc.†	37,359
4,340	Brown Shoe Company, Inc.	148,732
13,302	Fossil, Inc.†	344,854
1,530	Haggar Corporation	30,891
7,160	K-Swiss, Inc., Class A(g)	236,495
6,520	Kellwood Company	187,711
2,740	Oshkosh B’ Gosh, Inc., Class A(g)	83,570
3,660	Oxford Industries, Inc.(g)	133,919

7,050	Phillips Van Heusen Corporation	187,812
13,600	Quiksilver, Inc.†	394,808
7,700	Russell Corporation	139,216
8,570	Stride Rite Corporation	113,981
13,540	Wolverine World Wide, Inc.	290,162

		2,329,510

Total Consumer Discretionary		20,867,671

Consumer Staples — 3.5%
Food & Staples Retailing — 1.0%
11,820	Casey’s General Stores, Inc.	212,405
6,700	Great Atlantic & Pacific Tea Company, Inc. (The)†,(g)	99,830
7,800	Longs Drug Stores Corporation	266,916
2,990	Nash Finch Company(g)	113,590
11,040	Performance Food Group Company†,(g)	305,587
8,980	United Natural Foods, Inc.†	257,098

		1,255,426

Food Products — 1.6%
4,300	American Italian Pasta Company, Class A(g)	117,820
17,800	Corn Products International, Inc.(i)	462,622
9,150	Delta & Pine Land Company	247,050
9,300	Flowers Foods, Inc.	262,353
7,900	Hain Celestial Group, Inc.†	147,256
1,870	J&J Snack Foods Corporation	87,572
6,700	Lance, Inc.	107,669
6,930	Ralcorp Holdings, Inc.†	328,135
3,600	Sanderson Farms, Inc.	155,556

		1,916,033

Household Products — 0.5%
10,100	Rayovac Corporation†	420,160
3,930	WD-40 Company	127,686

		547,846

Personal Products — 0.3%
3,210	Natures Sunshine Products, Inc.	55,116
14,500	NBTY, Inc.†	363,805

		418,921

Tobacco — 0.1%
10,690	Dimon, Inc.(g)	66,812

Total Consumer Staples		4,205,038

Energy — 6.5%
Energy Equipment & Services — 3.0%
3,200	Atwood Oceanics, Inc.†	212,928
9,100	Cal Dive International, Inc.†,(i)	412,230
3,400	CARBO Ceramics, Inc.	238,510
2,800	Dril-Quip, Inc.†	86,072
5,000	Hydril Company†	292,050

16,130	Input/Output, Inc.†,(g)	104,039
6,900	Lone Star Technologies, Inc.†	272,067
10,100	Maverick Tube Corporation†,(g)	328,351
6,110	Oceaneering International, Inc.†	229,125
5,460	Offshore Logistics, Inc.†	181,927
4,315	SEACOR Holdings, Inc.†,(g)	275,081
5,290	TETRA Technologies, Inc.†	150,448
9,850	Unit Corporation†,(i)	444,924
7,850	Veritas DGC Inc.†	235,186
6,600	W H Energy Services, Inc.†	157,938

		3,620,876

Oil & Gas — 3.5%
7,690	Cabot Oil & Gas Corporation, Class A	424,103
9,800	Cimarex Energy Company†,(g)	382,200
6,400	Frontier Oil Corporation	232,064
16,812	Patina Oil & Gas Corporation	672,480
4,400	Penn Virginia Corporation	201,960
3,900	Petroleum Development Corporation†	146,991
5,910	Remington Oil and Gas Corporation†	186,283
8,650	Southwestern Energy Company†,(i)	490,974
7,200	Spinnaker Exploration Company†	255,816
6,820	St. Mary Land & Exploration Company	341,341
6,040	Stone Energy Corporation†	293,363
6,600	Swift Energy Company†	187,704
14,210	Vintage Petroleum, Inc.(i)	447,047

		4,262,326

Total Energy		7,883,202

Financials — 13.9%
Capital Markets — 0.4%
9,900	Investment Technology Group, Inc.†	173,250
4,900	Piper Jaffray Companies, Inc.†	179,291
3,815	SWS Group, Inc.	61,154

		413,695

Commercial Banks — 5.4%
6,500	Boston Private Financial Holdings, Inc.(g)	154,375
10,915	Chittenden Corporation	284,554
7,200	Community Bank System, Inc.	164,952
12,400	East West Bancorp, Inc.	457,808
9,055	First BanCorp(g)	382,574
10,837	First Midwest Bancorp, Inc.	351,986
5,550	First Republic Bank	179,653
9,500	Gold Banc Corporation, Inc.	133,285
10,578	Hudson United Bancorp	372,874
5,500	Irwin Financial Corporation(g)	126,610
5,500	Nara Bancorp, Inc.(g)	77,275
4,400	PrivateBancorp, Inc.(g)	138,204
7,779	Provident Bankshares Corporation	256,396

16,690	Republic Bancorp, Inc.	225,983
6,240	Riggs National Corporation(g)	119,122
16,830	South Financial Group, Inc.(i)	513,988
16,600	Southwest Bancorporation of Texas, Inc.	304,610
10,625	Sterling Bancshares, Inc.	150,875
10,990	Susquehanna Bancshares, Inc.	267,936
17,541	TrustCo Bank Corporation NY(g)	201,546
10,800	UCBH Holdings, Inc.(i)	430,920
10,600	Umpqua Holdings Corporation(g)	247,510
9,240	United Bankshares, Inc.	306,214
9,945	Whitney Holding Corporation	442,652
5,100	Wintrust Financial Corporation	240,159

		6,532,061

Consumer Finance — 0.2%
6,930	Cash America International, Inc.	151,975
4,900	Rewards Network, Inc.†,(g)	20,384
4,500	World Acceptance Corporation†	114,840

		287,199

Diversified Financial Services — 0.1%
4,100	Financial Federal Corporation(g)	145,017

Insurance — 2.4%
7,007	Delphi Financial Group, Inc.	301,301
8,500	Hilb Rogal & Hobbs Company(g)	304,300
4,900	Infinity Property & Casualty Corporation	153,174
4,300	LandAmerica Financial Group, Inc.(g)	215,129
4,800	Philadelphia Consolidated Holding Corporation†	372,144
6,000	Presidential Life Corporation	97,680
6,900	ProAssurance Corporation†	272,550
5,500	RLI Corporation	227,975
2,300	SCPIE Holdings, Inc.†,(g)	25,369
6,620	Selective Insurance Group, Inc.	306,043
4,300	Stewart Information Services Corporation	161,336
9,500	UICI	230,375
4,600	Zenith National Insurance Corporation(g)	238,556

		2,905,932

Real Estate — 3.1%
9,496	Capital Automotive REIT	314,507
6,500	Colonial Properties Trust, REIT(g)	249,665
12,300	Commercial Net Lease Realty, Inc., REIT	226,935
7,400	CRT Properties, Inc., REIT	161,172
5,900	Entertainment Properties Trust, REIT	244,437
5,450	Essex Property Trust, Inc., REIT	376,595
6,900	Gables Residential Trust, REIT(g)	229,770
7,600	Glenborough Realty Trust, Inc., REIT	145,312
6,800	Kilroy Realty Corporation, REIT	278,188
11,500	Lexington Corporate Properties Trust, REIT	252,310
12,050	New Century Financial Corporation, REIT	564,181

3,300	Parkway Properties Inc., REIT	154,110
11,000	Shurgard Storage Centers, Inc., REIT, Class A(g)	450,780
3,700	Sovran Self Storage, Inc., REIT	146,631

		3,794,593

Thrifts & Mortgage Finance — 2.3%
4,920	Anchor Bancorp Wisconsin, Inc.(g)	138,301
12,500	BankAtlantic Bancorp, Inc.	217,500
6,600	BankUnited Financial Corporation†	177,276
14,600	Brookline Bancorp, Inc.(g)	217,540
9,240	Commercial Federal Corporation	255,486
7,975	Dime Community Bancshares	121,220
5,630	Downey Financial Corporation	346,414
3,900	FirstFed Financial Corporation†	198,939
11,000	Flagstar Bancorp, Inc.(g)	215,050
16,720	Fremont General Corporation(g),(i)	367,673
7,570	MAF Bancorp, Inc.	314,458
5,410	Sterling Financial Corporation†	193,137

		2,762,994

Total Financials		16,841,491

Health Care — 12.5%
Biotechnology — 0.2%
7,350	ArQule, Inc.†,(g)	34,618
7,107	Enzo Biochem, Inc.†,(g)	102,483
11,260	Regeneron Pharmaceuticals, Inc.†,(g)	57,539
14,320	Savient Pharmaceuticals, Inc.†	39,380

		234,020

Health Care Equipment & Supplies — 5.9%
8,800	Advanced Med Optics, Inc.†,(g)	318,648
14,400	American Medical Systems Holdings, Inc.†	247,392
2,940	Analogic Corporation	127,155
5,600	ArthroCare Corp.†,(g)	159,600
5,500	BioLase Technology, Inc.(g)	46,750
4,000	Biosite, Inc.†,(g)	208,120
7,030	CONMED Corporation†	211,743
10,160	Cooper Companies, Inc. (The)(i)	740,664
5,300	Cyberonics, Inc.†,(g)	234,101
3,220	Datascope Corporation	98,468
6,240	Diagnostic Products Corporation	301,392
4,700	dj Orthopedics, Inc†	117,735
6,100	Haemonetics Corporation†	257,176
4,920	Hologic, Inc.†	156,825
3,200	ICU Medical, Inc.†	113,600
7,990	Idexx Laboratories, Inc.†	432,738
10,698	Immucor, Inc.†	322,973
5,800	Integra LifeSciences Holdings Corporation†,(g)	204,276
6,000	Intermagnetics General Corporation†,(g)	146,040
7,450	Invacare Corporation	332,493

2,700	Kensey Nash Corporation†,(g)	73,116
8,360	Mentor Corporation(g)	268,356
6,200	Merit Medical Systems, Inc.†	74,338
4,040	Osteotech, Inc.†	15,352
6,600	PolyMedica Corporation	209,616
4,100	Possis Medical, Inc.†,(g)	34,317
8,100	ResMed, Inc.†	456,840
8,430	Respironics, Inc.†,(i)	491,216
3,900	SurModics, Inc.†,(g)	124,449
9,450	Sybron Dental Specialties, Inc.†	339,255
7,090	Theragenics Corporation†	24,390
7,000	Viasys Healthcare, Inc.†	133,560
2,220	Vital Signs, Inc.	88,556
5,100	Wilson Greatbatch Technologies, Inc.†	93,024

		7,204,274

Health Care Providers & Services — 5.3%
11,575	Accredo Health, Inc.†,(i)	514,046
3,600	Amedisys, Inc†,(g)	108,900
7,800	American Healthways, Inc.†,(g)	257,556
12,000	AMERIGROUP Corporation†,(i)	438,720
6,950	AmSurg Corporation†	175,835
9,800	Centene Corporation†	293,902
7,750	Cerner Corporation†,(g)	406,953
2,930	Chemed Corporation	224,086
6,200	Cross Country Healthcare, Inc.†	103,912
5,250	CryoLife, Inc.†,(g)	32,498
3,010	Curative Health Services, Inc.†,(g)	10,234
9,860	Dendrite International, Inc.†	138,434
5,700	Gentiva Health Services, Inc.†	92,226
15,420	Hooper Holmes, Inc.(g)	58,904
4,100	LabOne, Inc.†,(g)	141,368
4,250	LCA-Vision, Inc.	141,525
8,460	NDCHealth Corporation	135,191
10,940	OCA, Inc†,(g)	46,495
8,150	Odyssey Healthcare, Inc.†,(g)	95,844
9,320	Owens & Minor, Inc.	253,038
6,210	PAREXEL International Corporation†	145,935
5,380	Pediatrix Medical Group, Inc.†	369,014
12,500	Pharmaceutical Product Development, Inc.†,(i)	605,625
8,580	Priority Healthcare Corporation, Class B†,(g)	185,585
11,750	Province Healthcare Company†	283,058
3,900	RehabCare Group, Inc.†	111,969
4,000	SFBC International, Inc.†	140,960
6,330	Sierra Health Services, Inc.†,(g)	404,107
4,400	Sunrise Senior Living, Inc.†,(g)	213,840
6,800	United Surgical Partners International, Inc.†	311,236

		6,440,996

Pharmaceuticals — 1.1%
11,040	Alpharma, Inc., Class A(g)	136,013
3,500	Bradley Pharmaceuticals, Inc†,(g)	33,460
8,500	Connetics Corporation†,(g)	214,965
12,880	Medicis Pharmaceutical Corporation, Class A(i)	386,143
16,900	MGI Pharma, Inc.†	427,063
5,570	Noven Pharmaceuticals, Inc.†	94,467

		1,292,111

Total Health Care		15,171,401

Industrials — 17.9%
Aerospace & Defense — 2.5%
7,610	AAR Corporation†	103,496
2,700	Applied Signal Technology, Inc.(g)	61,830
8,100	Armor Holdings, Inc.†	300,429
5,750	Ceradyne, Inc.†,(g)	128,627
5,000	Cubic Corporation(g)	94,700
5,100	Curtiss-Wright Corporation	290,700
6,500	DRS Technologies, Inc.†	276,250
4,200	EDO Corporation	126,210
6,325	Engineered Support Systems, Inc.	338,514
5,925	Esterline Technologies Corporation†	204,709
12,090	Gencorp, Inc.(g)	241,800
5,360	Kaman Corporation, Class A	66,732
5,000	Mercury Computer Systems, Inc.†	137,900
5,750	Moog, Inc., Class A†	259,900
7,850	Teledyne Technologies, Inc.†	245,705
3,800	Triumph Group, Inc.†	147,972

		3,025,474

Air Freight & Logistics — 0.4%
10,910	EGL, Inc.†	248,748
5,100	Forward Air Corporation	217,158

		465,906

Airlines — 0.3%
8,400	Frontier Airlines, Inc.†,(g)	88,032
7,160	Mesa Air Group, Inc.†,(g)	50,120
13,600	SkyWest, Inc.	252,824

		390,976

Building Products — 0.9%
6,420	Apogee Enterprises, Inc.	91,678
4,490	ElkCorp	172,685
6,352	Griffon Corporation†,(g)	135,996
12,922	Lennox International, Inc.(g)	283,250
9,940	Simpson Manufacturing Co., Inc.	307,146
4,090	Universal Forest Products, Inc.	158,897

		1,149,652

Commercial Services & Supplies — 3.9%
10,500	ABM Industries, Inc.	201,915
5,500	Administaff, Inc.	80,300
2,160	Angelica Corporation	60,480
8,490	Bowne & Company, Inc.	127,690
10,540	Brady Corporation, Class A	340,969
3,670	CDI Corporation	81,217
7,480	Central Parking Corporation(g)	128,506
6,000	Coinstar, Inc.†,(g)	127,200
3,040	Consolidated Graphics, Inc.†	159,904
1,810	CPI Corporation	27,331
4,930	G & K Services, Inc., Class A	198,630
4,500	Heidrick & Struggles International, Inc.†	165,465
3,800	Imagistics International, Inc.†	132,734
2,420	Insurance Auto Auctions, Inc.†,(g)	67,397
6,550	John H. Harland Company(g)	225,058
10,020	Labor Ready, Inc.†,(g)	186,873
3,500	Mobile Mini, Inc.†,(g)	141,435
7,600	NCO Group, Inc.†	148,580
5,950	On Assignment, Inc.†	30,345
3,230	Pre-Paid Legal Services, Inc.(g)	109,303
10,110	PRG-Schultz International, Inc.†,(g)	50,651
5,400	School Specialty, Inc.†	211,464
3,700	SOURCECORP, Inc.†	74,518
14,440	Spherion Corporation†	108,156
6,200	Standard Register Company (The)	78,120
13,400	Tetra Tech, Inc.†,(g)	169,108
7,800	United Stationers, Inc.†	352,950
2,200	Vertrue Incorporated†,(g)	77,968
5,200	Viad Corp	139,880
2,820	Volt Information Sciences, Inc.†	68,103
11,300	Waste Connections, Inc.†	392,675
7,700	Watson Wyatt & Company Holdings, Class A	209,440

		4,674,365

Construction & Engineering — 0.7%
3,600	EMCOR Group, Inc.†	168,552
6,320	Insituform Technologies, Inc., Class A†	91,703
15,100	Shaw Group Inc. (The)†,(g)	329,180
9,280	URS Corporation†	266,800

		856,235

Electrical Equipment — 1.6%
5,830	A.O. Smith Corporation	168,312
10,200	Acuity Brands, Inc.	275,400
9,310	Artesyn Technologies, Inc.†	81,090
7,160	Baldor Electric Company	184,800
5,980	C&D Technologies, Inc.	60,099
6,700	MagneTek, Inc.†,(g)	35,711

6,900	Regal Beloit Corporation(g)	198,651
9,920	Roper Industries, Inc.(i)	649,760
7,270	Vicor Corporation(g)	75,899
2,500	Woodward Governor Company	179,250

		1,908,972

Industrial Conglomerates — 0.2%
2,740	Standex International Corporation	74,802
7,800	Tredegar Corporation	131,508

		206,310

Machinery — 4.9%
7,500	Albany International Corporation, Class A	231,600
4,370	Astec Industries, Inc.†	96,358
4,990	Barnes Group, Inc.	135,578
12,200	Briggs & Stratton Corporation(i)	444,202
6,070	Clarcor, Inc.	315,397
4,100	CUNO, Inc.†	210,699
4,710	Gardner Denver, Inc.†	186,092
12,035	IDEX Corporation(i)	485,612
11,780	JLG Industries, Inc.	253,859
6,700	Kaydon Corporation(g)	210,380
2,830	Lindsay Manufacturing Company(g)	53,996
3,840	Lydall, Inc.†	42,624
7,000	Manitowoc Company, Inc. (The)	282,730
10,222	Milacron, Inc.†,(g)	31,177
8,640	Mueller Industries, Inc.	243,216
8,600	Oshkosh Truck Corporation(i)	705,114
3,080	Robbins & Myers, Inc.(g)	67,791
6,800	Stewart & Stevenson Services, Inc.	155,652
3,440	Thomas Industries, Inc.	136,362
21,600	Timken Company(i)	590,544
5,080	Toro Company (The)(i)	449,580
4,780	Valmont Industries, Inc.	106,690
7,330	Wabash National Corporation(g)	178,852
6,770	Watts Water Technologies, Inc., Class A	220,770
3,560	Wolverine Tube, Inc.†	31,862

		5,866,737

Marine — 0.2%
5,590	Kirby Corporation†	234,948

Road & Rail — 1.5%
5,700	Arkansas Best Corporation	215,346
14,367	Heartland Express, Inc.	275,128
15,000	Kansas City Southern Industries, Inc.†	288,900
11,050	Knight Transportation, Inc.	272,604
14,380	Landstar System, Inc.†,(i)	470,945
6,570	USF Corporation	317,068

		1,839,991

Trading Companies & Distributors — 0.8%
6,440	Applied Industrial Technologies, Inc.	175,168
15,600	Hughes Supply, Inc.(i)	464,100
1,630	Lawson Products, Inc.	76,284
5,960	Watsco, Inc.	250,916

		966,468

Total Industrials		21,586,034

Information Technology — 14.8%
Communications Equipment — 1.1%
5,000	Audiovox Corporation, Class A†	63,700
2,600	Bel Fuse, Inc., Class B	78,780
11,127	Belden CDT Inc.	247,131
4,120	Black Box Corporation	154,129
3,000	Brooktrout, Inc.†,(g)	33,750
11,320	C-COR.net Corporation†,(g)	68,825
5,310	Digi International, Inc.†	72,853
17,100	Harmonic, Inc.†,(g)	163,476
5,540	Inter-Tel, Inc.	135,730
5,860	Network Equipment Technologies, Inc.†	32,992
4,700	PC-Tel, Inc.†	34,592
10,865	Symmetricom, Inc.†	120,493
3,200	Tollgrade Communications, Inc.†	22,080
5,700	ViaSat, Inc.†	106,533

		1,335,064

Computers & Peripherals — 0.9%
26,400	Adaptec, Inc.†	126,456
8,070	Avid Technology, Inc.†(i)	436,749
5,900	Hutchinson Technology, Inc.†,(g)	205,202
16,500	Pinnacle Systems, Inc.†	92,235
3,700	SBS Technologies, Inc.†	41,255
6,200	Synaptics Incorporated†,(g)	143,840

		1,045,737

Electronic Equipment & Instruments — 4.1%
17,650	Aeroflex, Inc.†	164,675
6,790	Agilysys, Inc.	133,491
8,150	Anixter International, Inc.†	294,623
3,100	BEI Technologies, Inc.	74,307
6,700	Bell Microproducts, Inc.†,(g)	50,116
9,740	Benchmark Electronics, Inc.†	310,024
9,420	Checkpoint Systems, Inc.†	159,010
10,350	Cognex Corporation	257,508
7,270	Coherent, Inc.†	245,435
8,660	CTS Corporation(g)	112,580
4,100	Daktronics, Inc.†	88,765
4,710	Dionex Corporation†	256,695
6,700	Electro Scientific Industries, Inc.†,(g)	129,913
16,400	FLIR Systems, Inc.†,(i)	496,920

5,000	Gerber Scientific, Inc.†	36,400
5,500	Global Imaging Systems, Inc.†	195,030
5,060	Itron, Inc.†,(g)	149,978
3,600	Keithley Instruments, Inc.(g)	58,068
5,300	Littelfuse, Inc.†	151,845
8,630	Methode Electronics, Inc., Class A	104,509
4,700	MTS Systems Corporation	136,441
4,495	Park Electrochemical Corporation	91,069
8,880	Paxar Corporation†	189,499
4,000	Photon Dynamics, Inc.†,(g)	76,240
3,500	Planar Systems, Inc.†,(g)	31,570
4,700	RadiSys Corporation†,(g)	66,552
4,000	Rogers Corporation†	160,000
3,000	ScanSource, Inc.†	155,490
9,520	Technitrol, Inc.†	142,038
12,255	Trimble Navigation Ltd.†	414,342
4,610	X-Rite, Inc.	69,334

		5,002,467

Information Technology Services — 1.5%
7,100	CACI International, Inc.†	392,133
5,500	Carreker Corporation†	30,855
13,850	Ciber, Inc.†	100,690
11,500	eFunds Corporation†	256,680
8,418	Global Payments, Inc.(g)	542,877
4,100	Intrado, Inc.†	50,430
5,900	ManTech International Corporation, Class A†	136,113
4,750	MAXIMUS, Inc.	159,077
4,600	Pegasus Solutions, Inc.†	54,372
3,000	StarTek, Inc.(g)	50,400
4,950	TALX Corporation	89,892

		1,863,519

Internet Software & Services — 0.8%
8,400	Digital Insight Corporation†	137,760
6,600	FindWhat.com†,(g)	68,442
5,100	j2 Global Communications, Inc.†,(g)	174,981
9,100	WebEx Communications, Inc.†,(g)	196,469
5,600	Websense, Inc.†	301,280
7,020	Zix Corporation†,(g)	26,255

		905,187

Semiconductors & Semiconductor Equipment — 2.8%
5,900	Actel Corporation†	90,742
6,400	Advanced Energy Industries, Inc.†	61,888
7,100	Alliance Semiconductor Corporation†	17,679
7,400	ATMI, Inc.†	185,296
23,600	Axcelis Technologies, Inc.†	172,280
10,680	Brooks Automation, Inc.†	162,122
5,100	Cohu, Inc.	81,345

8,700	Cymer, Inc.†,(g)	232,899
6,600	DSP Group Inc.†	170,016
4,100	DuPont Photomasks, Inc.†,(g)	109,347
8,350	ESS Technology, Inc.†,(g)	44,005
9,900	Exar Corporation†	132,660
6,900	FEI Company†,(g)	159,735
6,210	Helix Technology Corporation(g)	96,069
16,500	Kopin Corporation†	50,655
12,200	Kulicke & Soffa Industries, Inc.†,(g)	76,738
14,400	Microsemi Corporation†	234,576
6,300	Pericom Semiconductor Corporation†	53,991
7,770	Photronics, Inc.†	140,637
7,300	Power Integrations, Inc.†	152,497
3,600	Rudolph Technologies, Inc.†	54,216
37,130	Skyworks Solutions, Inc.†	235,775
4,430	Standard Microsystems Corporation†	76,905
3,100	Supertex, Inc.†	56,761
5,670	Ultratech, Inc.†	82,782
8,600	Varian Semiconductor Equipment Associates, Inc.†	326,886
6,600	Veeco Instruments, Inc.†,(g)	99,330

		3,357,832

Software — 3.6%
5,500	Altiris, Inc.†,(g)	131,175
7,500	ANSYS, Inc.†	256,575
7,200	Captaris, Inc.†	29,160
2,700	Catapult Communications Corporation†	57,645
4,290	Concord Communications, Inc.†,(g)	43,415
3,700	EPIQ Systems, Inc.†,(g)	48,026
9,190	FactSet Research Systems, Inc.(g)	303,362
9,800	FileNet Corporation†	223,244
9,440	Hyperion Solutions Corporation†,(i)	416,398
10,200	Internet Security Systems, Inc.†	186,660
6,900	JDA Software Group, Inc.†	96,876
7,517	Kronos, Inc.†	384,194
7,100	Manhattan Associates, Inc.†	144,627
4,800	MapInfo Corporation†	57,792
8,900	MICROS Systems, Inc.†	326,719
5,400	MRO Software, Inc.†	75,762
10,150	Napster, Inc.†,(g)	66,077
7,300	NYFIX, Inc.†,(g)	39,274
5,800	Phoenix Technologies Ltd.†	55,216
8,680	Progress Software Corporation†	227,590
5,600	Radiant Systems, Inc.†	54,880
8,300	Serena Software, Inc.†,(g)	197,208
5,300	Sonic Solutions†,(g)	79,765
3,900	SPSS, Inc.†	67,821
10,875	Take-Two Interactive Software, Inc.†,(g)	425,212

9,275	THQ, Inc.†,(g)	260,998
8,920	Verity, Inc.†	84,294

		4,339,965

Total Information Technology		17,849,771

Materials — 6.5%
Chemicals — 1.5%
7,200	A. Schulman, Inc.	125,424
5,500	Arch Chemicals, Inc.(g)	156,585
6,200	Cambrex Corporation	132,060
8,000	Georgia Gulf Corporation	367,840
6,800	H.B. Fuller Company	197,200
6,510	Macdermid, Inc.	211,575
3,120	Material Sciences Corporation†	41,964
6,670	OM Group, Inc.†	202,901
9,590	Omnova Solutions, Inc.†	51,498
2,090	Penford Corporation(g)	33,963
21,700	PolyOne Corporation†	192,696
2,270	Quaker Chemical Corporation	46,626
7,600	Wellman, Inc.	109,896

		1,870,228

Construction Materials — 0.9%
8,782	Florida Rock Industries, Inc.(g)	516,557
9,500	Headwaters Incorporated†,(g)	311,790
5,250	Texas Industries, Inc.	282,188

		1,110,535

Containers & Packaging — 0.7%
8,370	AptarGroup, Inc.	435,073
6,710	Caraustar Industries, Inc.†	86,559
4,700	Chesapeake Corporation	98,794
7,710	Myers Industries, Inc.	108,788
7,900	Rock-Tenn Company, Class A	105,070

		834,284

Metals & Mining — 2.8%
3,080	A.M. Castle & Co.†,(g)	38,808
6,451	Aleris International, Inc.†,(g)	160,952
6,100	AMCOL International Corporation	114,436
4,560	Brush Engineered Materials, Inc.†	86,777
5,700	Carpenter Technology Corporation	338,637
6,500	Century Aluminum Company†	196,690
5,100	Cleveland-Cliffs, Inc.(g)	371,637
13,900	Commercial Metals Company(i)	471,071
18,000	Massey Energy Company(g)	720,720
5,885	Quanex Corporation(g)	313,788
6,970	Reliance Steel & Aluminum Company	278,870
5,140	RTI International Metals, Inc.†	120,276

5,900	Ryerson Tull, Inc.(g)	74,753
2,860	Steel Technologies, Inc.(g)	68,611

		3,356,026

Paper & Forest Products — 0.6%
7,930	Buckeye Technologies, Inc.†	85,644
2,900	Deltic Timber Corporation	113,390
3,500	Neenah Paper, Inc.	117,670
3,860	Pope & Talbot, Inc.	67,859
3,540	Schweitzer-Mauduit International, Inc.	118,767
12,200	Wausau-Mosinee Paper Corporation	172,508

		675,838

Total Materials		7,846,911

Telecommunication Services — 0.3%
Diversified Telecommunication Services — 0.3%
5,000	Commonwealth Telephone Enterprises, Inc.†	235,700
12,530	General Communication, Inc., Class A†	114,399

		350,099

Wireless Telecommunication Services — 0.0%#
4,200	Boston Communications Group, Inc.†,(g)	29,904

Total Telecommunication Services		380,003

Utilities — 4.4%
Electric Utilities — 1.2%
7,000	ALLETE, Inc.	292,950
2,870	Central Vermont Public Service	64,518
3,680	CH Energy Group, Inc.(g)	168,176
11,600	Cleco Corporation	247,080
11,200	El Paso Electric Company†	212,800
1,220	Green Mountain Power Corporation	35,746
3,190	UIL Holdings Corporation	161,573
8,100	UniSource Energy Corporation	250,857

		1,433,700

Gas Utilities — 2.5%
18,750	Atmos Energy Corporation(i)	506,250
2,650	Cascade Natural Gas Corporation	52,894
5,000	Laclede Group, Inc.	146,000
6,280	New Jersey Resources Corporation	273,369
6,510	Northwest Natural Gas Company	235,467
18,100	Piedmont Natural Gas, Inc.(g)	417,024
22,965	Southern Union Company†,(i)	576,651
8,540	Southwest Gas Corporation	206,326
12,150	UGI Corporation(i)	551,853

		2,965,834

Multi-Utilities & Unregulated Power — 0.6%
11,500	Avista Corporation	201,250
8,700	Energen Corporation(i)	579,420

		780,670

Water Utilities — 0.1%
3,905	American States Water Company	98,796

Total Utilities		5,279,000

TOTAL COMMON STOCKS
(Cost $80,821,422)		117,910,522

Principal Amount

U.S. TREASURY BILL — 0.2%
(Cost $197,857)
$200,000	2.90% due 8/18/2005(h),(i)	197,857

REPURCHASE AGREEMENT(c) — 2.3%
(Cost $2,727,000)
2,727,000	Agreement with State Street Bank and Trust Company, 2.400% dated 03/31/2005, to be repurchased at $2,727,182 on 04/01/2005, collateralized by $2,795,000 FHLB, 3.800% maturing 04/06/2009 (value $2,784,519)	2,727,000

COLLATERAL FOR SECURITIES ON LOAN(d) — 20.2%
(Cost $24,381,239)
24,381,239	State Street Navigator Securities Lending Trust – Prime Portfolio(f)	24,381,239

TOTAL INVESTMENTS
(Cost $108,127,518)(e)	120.3%	$145,216,618

†	Non-income producing security.

#	Amount represents less than 0.1% of net assets.

(a)	All percentages are based on net assets of the Munder S&P® SmallCap Index Equity Fund (the “Fund”) as of March 31, 2005.

(b)	The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Equity securities are generally valued at the last quoted sales price on the primary market or exchange where such securities are traded or the official close price of such exchange. In certain circumstances, however, securities held by the Fund may be valued using the last reported market quotation, if using such market quotation will not materially affect the Fund’s net asset value. Securities for which current market quotations are not readily available are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information and/or prices of comparable, publicly-traded securities information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on a trade date basis.

(c)	Each repurchase agreement entered into by the Fund provides that the seller must transfer to Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

(d)	The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

(e)	At March 31, 2005, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $44,445,274 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $7,356,174 and net appreciation for financial reporting purposes was $37,089,100. At March 31, 2005, aggregate cost for financial reporting purposes was $108,127,518.

(f)	As of March 31, 2005, the market value of the securities on loan is $23,780,597.

(g)	Security, or a portion thereof, is on loan.

(h)	Rate represents annualized yield at date of purchase.

(i)	Security, or a portion thereof, pledged as collateral for futures contracts.

ABBREVIATIONS:

FHLB — Federal Home Loan Bank
REIT — Real Estate Investment Trust

Munder Institutional Money Market Fund

Portfolio of Investments, March 31, 2005 (Unaudited) (a)

Principal
Amount

		Value(b)

ASSET-BACKED SECURITY — 0.7%
(Cost $7,000,000)
$7,000,000	USAA Auto Owner Trust, 3.027% due 03/15/2006	$7,000,000

CERTIFICATES OF DEPOSIT — 14.7%
Domestic Security — 1.9%
20,000,000	Washington Mutual, Inc., 3.000% due 06/27/2005	20,000,000

Yankee Securities — 12.8%
20,000,000	Calyon North America, Inc., 2.300% due 10/18/2005	20,000,000
25,000,000	Fortis Bank, 2.261% due 01/06/2006	24,993,816
25,000,000	HBOS Treasury Services PLC, 2.800% due 01/27/2006	25,000,000
25,000,000	Rabobank Nederland, 1.925% due 05/13/2005	24,999,428
25,000,000	Societe Generale, 1.450% due 04/15/2005	24,999,952
15,000,000	Westdeutsche Landesbank Girozentrale, 2.800% due 11/23/2005	15,000,000

		134,993,196

TOTAL CERTIFICATES OF DEPOSIT
(Cost $154,993,196)		154,993,196

COMMERCIAL PAPER — 47.7%
Domestic Securities — 44.4%
20,000,000	Barton Capital LLC, 2.760% due 05/25/2005(d)	19,917,200
20,000,000	CAFCO LLC, 2.770% due 04/21/2005(d)	19,969,222
20,000,000	CRC Funding LLC, 2.650% due 04/13/2005(d)	19,982,333
20,000,000	Crown Point Capital Company, 2.800% due 05/17/2005(d)	19,928,445
20,000,000	CXC LLC, 2.780% due 04/22/2005(d)	19,967,567
20,000,000	DaimlerChrysler NA Holding Corporation, 2.900% due 05/24/2005(d)	19,914,611

1

20,000,000	Falcon Asset Securitization Corporation, 2.790% due 04/27/2005(d)	19,959,700
20,000,000	Fcar Owner Trust, 2.730% due 05/16/2005(d)	19,931,750
20,000,000	Galaxy Funding, Inc., 2.970% due 06/21/2005(d)	19,866,350
25,000,000	Greenwich Capital Holdings, 2.676% due 11/02/2005(d)	25,000,000
20,000,000	ING U.S. Funding LLC, 2.730% due 05/17/2005(d)	19,930,233
20,000,000	International Lease Finance Corporation, 2.850% due 06/06/2005(d)	19,895,500
25,000,000	Jupiter Securitization Corporation, 2.570% due 04/01/2005(d)	25,000,000
20,000,000	Mane Funding Corporation, 2.670% due 04/25/2005(d)	19,964,400
20,000,000	Moat Funding LLC, 2.710% due 04/12/2005(d)	19,983,439
20,000,000	Mont Blanc Capital Corporation, 2.750% due 05/17/2005(d)	19,929,722
20,000,000	National Rural Utilities Cooperative Finance Corporation, 2.630% due 04/04/2005(d)	19,995,617
30,000,000	New Center Asset Trust, 2.840% due 04/01/2005(d)	30,000,000
20,000,000	Park Avenue Receivables Corporation, 2.790% due 04/25/2005(d)	19,962,800
20,000,000	Preferred Receivables Funding Corporation, 2.930% due 06/20/2005(d)	19,869,778
25,000,000	Scaldis Capital LLC, 2.710% due 05/12/2005(d)	24,922,840
25,000,000	Sheffield Receivables Corporation, 2.780% due 04/06/2005(d)	24,990,347

		468,881,854

Yankee Securities — 3.3%
10,000,000	ANZ National Bank, 2.900% due 05/31/2005(d)	9,951,667
25,000,000	Skandinaviska Enskilda Banken AB, 2.490% due 01/23/2006(d)	24,999,503

		34,951,170

TOTAL COMMERCIAL PAPER
(Cost $503,833,024)		503,833,024

2

CORPORATE BONDS AND NOTES — 13.2%
20,000,000	Beta Finance, Inc., MTN, 144A, 2.798% due 01/27/2006(e),(f),(g),(h)	19,999,588
25,000,000	CC USA, Inc., MTN, 144A, 2.790% due 07/25/2005(e),(f),(g),(h)	24,999,210
25,000,000	Fifth Third Bancorp, 144A, 2.810% due 11/23/2009(e),(f),(g),(h)	25,000,000
25,000,000	K2 USA LLC, MTN, 144A, 2.700% due 06/08/2005(e),(f),(g),(h)	25,000,000
25,000,000	Sigma Finance, Inc., MTN, 144A, 2.758% due 09/21/2005(e),(f),(g),(h)	24,997,630
20,000,000	Wells Fargo Bank NA, 2.790% due 03/22/2006(e)	20,000,000

TOTAL CORPORATE BONDS AND NOTES
(Cost $139,996,428)		139,996,428

REPURCHASE AGREEMENTS(c) — 23.8%
91,024,214	Agreement with Lehman Brothers Holdings, Inc., 2.600% dated 03/31/2005, to be repurchased at $91,030,788 on 04/01/2005, collateralized by $177,998,247 U.S. Treasury Strips, 3.165% – 9.000%(d) having maturities from 08/15/2010 – 02/15/2024 (value $92,845,586)	91,024,214
100,000,000	Agreement with Merrill Lynch & Company, Inc., 2.880% dated 03/31/2005, to be repurchased at $100,008,000 on 04/01/2005, collateralized by $75,109,416 FHLMC, 6.000% – 7.500% having maturities from 04/01/2012 – 01/01/2022 (value $9,441,120) and $125,991,055 FNMA, 4.500% – 6.000% having maturities from 04/01/2018 – 03/01/2035 (value $93,559,769)	100,000,000
60,000,000	Agreement with Salomon Brothers Holdings, Inc., 2.890% dated 03/31/2005, to be repurchased at $60,004,817 on 04/01/2005, collateralized by $413,069,662 FMAC, 4.000% – 8.000% having maturities from 08/01/2014 – 11/01/2034 (value $34,077,701) and $38,915,062 FNMA, 4.146% – 6.500% having maturities from 12/01/2014 – 02/01/2035 (value $27,284,874)	60,000,000

3

TOTAL REPURCHASE AGREEMENTS
(Cost $251,024,214)		251,024,214

TOTAL INVESTMENTS
(Cost $1,056,846,862)(i)	100.1%	$1,056,846,862

(a)	All percentages are based on net assets of the Munder Institutional Money Market Fund (the “Fund”) as of March 31, 2005.

(b)	Securities of the Fund are valued on an amortized cost basis, which approximates current market value. Regular review and monitoring of the valuation of securities held by the Fund is performed pursuant to procedures established by the Board of Trustees. The Fund seeks to maintain a net asset value per share of $1.00. Security transactions are recorded on a trade date basis.

(c)	Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or to use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

(d)	Rates represent annualized yields at date of purchase.

(e)	Variable rate security. The interest rate shown reflects the rate in effect as of March 31, 2005.

(f)	Security issued in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

(g)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of a Rule 144A Security, sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered.

(h)	Security subject to restrictions on resale that has been deemed by the Advisor to be liquid.

(i)	At March 31, 2005, aggregate cost for financial reporting purposes was $1,056,846,862.

ABBREVIATIONS:
FHLMC — Federal Home Loan Mortgage Corporation
FMAC  — Federal Mortgage Association Corporation
FNMA — Federal National Mortgage Association
MTN   — Medium Term Note

4

Liquidity Money Market Fund

Portfolio of Investments, March 31, 2005 (Unaudited) (a)

Principal
Amount

		Value(b)

CERTIFICATES OF DEPOSIT — 13.9%
Domestic Security — 2.3%
$3,000,000	Washington Mutual, Inc., 3.000% due 06/27/2005	$3,000,000

Yankee Securities — 11.6%
3,000,000	Calyon North America, Inc., 2.300% due 10/18/2005	3,000,000
3,000,000	HBOS Treasury Services PLC, 2.800% due 01/27/2006	3,000,000
3,000,000	Rabobank Nederland, 1.925% due 05/13/2005	2,999,932
3,000,000	Societe Generale, 1.450% due 04/15/2005	2,999,994
3,000,000	Westdeutsche Landesbank Girozentrale, 2.800% due 11/23/2005	3,000,000

		14,999,926

TOTAL CERTIFICATES OF DEPOSIT
(Cost $17,999,926)		17,999,926

COMMERCIAL PAPER — 53.1%
Domestic Securities — 50.8%
3,000,000	Barton Capital LLC, 2.600% due 04/06/2005(d)	2,998,917
3,000,000	Beta Finance, Inc., 2.950% due 06/20/2005(d)	2,980,333
3,000,000	CRC Funding LLC, 2.650% due 04/13/2005(d)	2,997,340
3,000,000	DaimlerChrysler NA Holding Corporation, 2.750% due 05/16/2005(d)	2,989,687
3,000,000	Falcon Asset Securitization Corporation, 2.830% due 05/11/2005(d)	2,990,567
3,000,000	Fcar Owner Trust, Series II, 2.130% due 04/04/2005(d)	2,999,467
3,000,000	Galaxy Funding, Inc., 2.710% due 05/13/2005(d)	2,990,515
3,000,000	Golden Funding Corporation, 2.780% due 04/05/2005(d)	2,999,073
3,000,000	Greenwich Capital Holdings, 2.676% due 11/02/2005(d)	3,000,000

1

3,000,000	ING U.S. Funding LLC, 2.680% due 04/11/2005(d)	2,997,767
3,000,000	International Lease Finance Corporation, 2.850% due 06/06/2005(d)	2,984,325
2,900,000	K2 USA LLC, 2.810% due 05/19/2005(d)	2,889,135
3,000,000	Lexington Parker Capital Corporation, 2.590% due 04/18/2005(d)	2,996,331
3,000,000	Mane Funding Corporation, 2.580% due 04/07/2005(d)	2,998,710
3,000,000	Moat Funding LLC, 2.710% due 04/12/2005(d)	2,997,516
3,000,000	Mont Blanc Capital Corporation, 2.750% due 05/17/2005(d)	2,989,458
3,000,000	National Rural Utilities Cooperative Finance Corporation, 2.700% due 04/11/2005(d)	2,997,750
3,000,000	Park Avenue Receivables Corporation, 2.760% due 04/15/2005(d)	2,996,780
3,000,000	Preferred Receivables Funding Corporation, 2.710% due 04/12/2005(d)	2,997,516
3,000,000	Ranger Funding Company, LLC, 2.750% due 04/15/2005(d)	2,996,792
	Sigma Finance, Inc.:
3,000,000	2.550% due 04/15/2005(d)	2,997,025
3,000,000	2.560% due 04/06/2005(d)	2,998,933

		65,783,937

Yankee Security — 2.3%
3,000,000	UBS Finance, Inc., 2.930% due 06/15/2005(d)	2,981,688

TOTAL COMMERCIAL PAPER
(Cost $68,765,625)		68,765,625

CORPORATE BONDS AND NOTES — 4.6%
3,000,000	CC USA, Inc., MTN, 144A, 2.790% due 07/25/2005(e),(f),(g),(h)	2,999,905
3,000,000	Wells Fargo Bank NA, 2.790% due 03/22/2006(e)	3,000,000

TOTAL CORPORATE BONDS AND NOTES
(Cost $5,999,905)		5,999,905

2

REPURCHASE AGREEMENTS(c) — 28.3%
31,572,153	Agreement with Lehman Brothers Holdings, Inc., 2.600% dated 03/31/2005, to be repurchased at $31,574,433 on 04/01/2005, collateralized by $59,773,121 U.S. Treasury Strips, 3.480%-3.670%(d), having maturities ranging from 05/15/16-05/15/18 (value $32,205,936)	31,572,153
5,000,000	Agreement with State Street Bank and Trust Company, 2.400% dated 03/31/2005, to be repurchased at $5,000,333 on 04/01/2005, collateralized by $5,160,000 U.S. Treasury Bill, 2.860% maturing 08/11/2005 (value $5,103,240)	5,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost $36,572,153)		36,572,153

TOTAL INVESTMENTS
(Cost $129,337,609)(i)	99.9%	$129,337,609

(a)	All percentages shown are based on net assets of the Liquidity Money Market Fund (the “Fund”) as of March 31, 2005.

(b)	Securities of the Fund are valued on an amortized cost basis, which approximates current market value. Regular review and monitoring of the valuation of securities held by the Fund is performed pursuant to procedures established by the Board of Trustees. The Fund seeks to maintain a net asset value per share of $1.00. Security transactions are recorded on a trade date basis.

(c)	Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

(d)	Rates represent annualized yields at date of purchase.

(e)	Variable rate security. The interest rate shown reflects the rate in effect as of March 31, 2005.

(f)	Security issued in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

(g)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of a Rule 144A Security, sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered.

3

(h)	Security subject to restrictions on resale that has been deemed by the Advisor to be liquid.

(i)	As of March 31, 2005, aggregate cost for financial reporting purposes was $129,337,609.

ABBREVIATION:
MTN — Medium Term Note

4

Item 2. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-Q, Enrique Chang, the registrant’s President and Principal Executive Officer, and Peter K. Hoglund, the registrant’s Vice President and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) of the Investment Company Act of 1940 (the “Procedures”) and evaluated their effectiveness. Based on their review, Mr. Chang and Mr. Hoglund determined that the Procedures adequately ensure that information required to be disclosed by the registrant in reports on Form N-Q filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MUNDER SERIES TRUST

By:	/s/ Enrique Chang Enrique Chang President and Principal Executive Officer

Date:     May 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Enrique Chang Enrique Chang President and Principal Executive Officer

Date:     May 26, 2005

By:	/s/ Peter K. Hoglund Peter K. Hoglund Vice President and Principal Financial Officer

Date:     May 26, 2005

Exhibit Index

Exhibit
Number	Description
99.CERT 1	Certification of Enrique Chang, President and Principal Executive Officer and certification of Peter K. Hoglund, Vice President and Principal Financial Officer